Borrowings and Debt Securities - Repayment schedule of borrowings and debt securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 4,453,611	₩ 3,622,608
Debt Securities	56,695,855	51,232,007
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,173,596	1,166,871
Debt Securities	6,790,778	7,961,182
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,911,226	1,117,222
Debt Securities	30,175,734	25,047,075
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,368,789	1,338,515
Debt Securities	₩ 19,729,343	₩ 18,223,750